Consolidated Statements of Changes in Stockholders' Equity - USD ($)	Preferred Stock	Common Stock	Additional Paid in Capital	Accumulated Deficit	Total
Balance at May. 23, 2017	$ 0	$ 0	$ 0	$ 0	$ 0
Balance (in shares) at May. 23, 2017	0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common shares at $0.02 per share		$ 1,000	19,000		20,000
Issuance of common shares at $0.02 per share (in shares)		10,000,000
Net loss for the period				(5,397)	(5,397)
Balance at Nov. 30, 2017	$ 0	$ 1,000	19,000	(5,397)	$ 14,603
Balance (in shares) at Nov. 30, 2017	0	10,000,000			10,000,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss for the period				(4,613)	$ (4,613)
Balance at Feb. 28, 2018	$ 0	$ 1,000	19,000	(10,010)	9,990
Balance (in shares) at Feb. 28, 2018		10,000,000
Balance at Nov. 30, 2017	$ 0	$ 1,000	19,000	(5,397)	$ 14,603
Balance (in shares) at Nov. 30, 2017	0	10,000,000			10,000,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common shares at $0.02 per share		$ 305	30,195		$ 30,500
Issuance of common shares at $0.02 per share (in shares)		3,050,000
Net loss for the period				(26,965)	(26,965)
Balance at Nov. 30, 2018	$ 0	$ 1,305	49,195	(32,362)	$ 18,138
Balance (in shares) at Nov. 30, 2018	0	13,050,000			13,050,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common shares at $0.02 per share		$ 110	21,890		$ 22,000
Issuance of common shares at $0.02 per share (in shares)		1,100,000			1,100,000
Net loss for the period				(9,467)	$ (9,467)
Balance at Feb. 28, 2019		$ 1,415	$ 71,085	$ (41,829)	$ 30,671
Balance (in shares) at Feb. 28, 2019	0	14,150,000			14,150,000